11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 312	$ 314
Impairment	(147)
Translation effect	(3)	(2)
Reclasification to assets clasified as held for sales	(100)
Intangible assets, ending	62	312
Concession agreements [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	270
Impairment	(147)
Translation effect	(3)
Reclasification to assets clasified as held for sales	(100)
Intangible assets, ending	20	270
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	35
Impairment
Translation effect
Reclasification to assets clasified as held for sales
Intangible assets, ending	35	35
Intangibles identified in acquisitions of companies [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	7
Impairment
Translation effect
Reclasification to assets clasified as held for sales
Intangible assets, ending	$ 7	$ 7